ISSUED CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2019
ISSUED CAPITAL AND RESERVES
Summary of common shares
The following table details the common shares of the Company as of December 31:

	2019	2018

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,670	1,849,190,670

Issued shares, including 7,603,731 shares held by a subsidiary of the Company	1,756,731,135	1,756,731,135

Summary of major shareholders
As of December 31, 2019, the Company’s largest shareholders and remaining free float are as follows:

Shareholder	Common shares	% of common and voting shares

L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,001	47.9%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Free Float, including 7,603,731 shares held by a subsidiary of the Company	770,158,572	43.8%
Total outstanding common shares	1,756,731,135	100.0%

* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,562 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,562 ADSs from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.